UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
 (Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
 (Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 75.9%
	Aerospace & Defense - 1.4%
5,617	United Technologies Corporation	$570,687

	Banks - 11.5%
91,487	Bank of America Corp.	1,431,772
10,316	Citigroup Inc.	487,225
14,731	JPMorgan Chase & Co.	980,937
26,162	Regions Financial Corp.	258,219
33,216	Wells Fargo & Co.	1,470,804
		4,628,957
	Biotechnology - 2.1%
775	Biogen Inc. (a)	242,599
2,872	Celgene Corp. (a)	300,210
3,624	Vertex Pharmaceuticals, Inc. (a)	316,049
		858,858
	Capital Markets - 1.2%
15,010	Morgan Stanley	481,220

	Chemicals - 1.4%
8,275	EI du Pont de Nemours & Co.	554,177

	Communications Equipment - 1.6%
20,750	Cisco Systems, Inc.	658,190

	Consumer Finance - 1.8%
6,039	American Express Company	386,738
4,886	Capital One Financial Corp.	350,961
		737,699
	Containers & Packaging - 0.8%
3,737	Ball Corp.	306,247

	Diversified Telecommunication Services - 3.7%
5,068	Level 3 Communications, Inc. (a)	235,054
24,389	Verizon Communications Inc.	1,267,740
		1,502,794
	Electric Utilities - 4.1%
5,581	Duke Energy Corp.	446,703
10,247	FirstEnergy Corp.	338,971
3,830	NextEra Energy, Inc.	468,485
6,680	PG&E Corp.	408,616
		1,662,775
	Electronic Equipment, Instruments & Components - 1.0%
10,399	Corning Inc.	245,936
2,589	TE Connectivity Ltd. - (b)	166,680
		412,616
	Energy Equipment & Services - 1.2%
3,121	Baker Hughes Inc.	157,517
9,251	National Oilwell Varco Inc.	339,882
		497,399
	Food & Staples Retailing - 1.8%
6,511	Wal-Mart Stores, Inc.	469,573
8,231	Whole Foods Market, Inc.	233,349
		702,922

	Food Products - 1.0%
3,538	Campbell Soup Co.	193,529
4,469	Mondelez International, Inc. - Class A	196,189
		389,718
	Health Care Equipment & Supplies - 2.1%
15,755	Abbott Laboratories	666,279
1,880	Medtronic, PLC - (b)	162,432
		828,711
	Health Care Providers & Services - 1.0%
2,078	Aetna, Inc.	239,905
961	Humana Inc.	169,991
		409,896
	Household Durables - 0.8%
6,101	Newell Brands, Inc.	321,279

	Household Products - 2.5%
1,968	Kimberly-Clark Corp.	248,243
8,249	The Procter & Gamble Co.	740,348
		988,591
	Industrial Conglomerates - 3.4%
46,478	General Electric Co.	1,376,678

	Insurance - 3.6%
10,006	The Hartford Financial Services Group, Inc.	428,457
7,149	Lincoln National Corp.	335,860
11,354	MetLife, Inc.	504,458
4,758	XL Group Ltd. - (b)	160,012
		1,428,787
	Internet & Catalog Retail - 0.5%
1,627	Expedia, Inc.	189,903

	Internet Software & Services - 2.2%
665	Alphabet, Inc. (a)	534,700
9,985	eBay Inc. (a)	328,507
		863,207
	Leisure Products - 0.6%
7,381	Mattel, Inc.	223,497

	Machinery - 1.0%
4,394	Caterpillar Inc.	390,056

	Media - 1.7%
2,878	Comcast Corp.	190,926
6,897	DISH Network Corp. (a)	377,818
3,143	Viacom, Inc. - Class B	119,748
		688,492
	Metals & Mining - 0.4%
16,276	Freeport-McMoRan Inc.	176,757

	Oil, Gas & Consumable Fuels - 8.6%
3,704	Apache Corp.	236,574
14,329	BP plc - ADR (b)	503,808
6,047	Chevron Corporation	622,357
14,867	ConocoPhillips	646,268
10,439	Exxon Mobil Corp.	911,116
4,002	Range Resources Corp.	155,078
25,932	Southwestern Energy Co. (a)	358,899
		3,434,100

	Pharmaceuticals - 6.3%
2,817	Allergan plc - (a)(b)	648,783
5,713	Johnson & Johnson	674,877
8,145	Merck & Co., Inc.	508,329
20,517	Pfizer, Inc.	694,911
		2,526,900
	Road & Rail - 1.3%
5,501	Union Pacific Corporation	536,513

	Semiconductors & Semiconductor Equipment - 1.0%
5,848	QUALCOMM, Inc.	400,588

	Software - 2.5%
3,088	Microsoft Corp.	177,869
12,455	Oracle Corp.	489,232
12,801	Symantec Corp.	321,305
		988,406
	Technology Hardware, Storage & Peripherals - 1.2%
4,200	Apple Inc.	474,810

	Tobacco - 0.6%
4,962	Reynolds American Inc.	233,958
	TOTAL COMMON STOCKS (Cost $28,741,575)	30,445,388

	REITS - 1.1%
1,211	AvalonBay Communities, Inc.	215,364
2,406	Vornado Realty Trust	243,512
	TOTAL REITS (Cost $451,161)	458,876

	EXCHANGE TRADED FUNDS - 8.4%
	Investment Companies - 8.4%
7,000	iShares Core US Credit Bond ETF	796,670
14,300	iShares Government/Credit Bond ETF	1,676,696
7,300	iShares iBoxx $ Investment Grade Corporate Bond ETF	899,214
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,304,491)	3,372,580

Principal Amount		Value
	ASSET BACKED SECURITY - 0.1%
	Continental Airlines 2000-2 Class A-1 Pass Through Trust
$22,166	7.707%, 10/02/2021 (Acquired 07/19/2005, Cost $22,180) (c)(d)	$24,189
	TOTAL ASSET BACKED SECURITY (Cost $22,180)	24,189

	CORPORATE BONDS - 5.0%
	Banks - 1.6%
	Bank of America Corp.
200,000	2.600%, 01/15/2019	204,016
	HSBC Holdings plc
200,000	4.250%, 03/14/2024 (b)	206,627
	JPMorgan Chase & Co.
200,000	3.900%, 07/15/2025	215,899
		626,542
	Beverages - 0.5%
	Anheuser-Busch InBev NV
200,000	3.650%, 02/01/2026	215,217

	Biotechnology - 0.5%
	AbbVie Inc.
200,000	2.500%, 05/14/2020	204,066

	Diversified Telecommunication Services - 1.1%
	AT&T Inc.
200,000	3.400%, 05/15/2025	205,854
	Verizon Communications Inc.
200,000	4.400%, 11/01/2034	212,282
		418,136
	Food & Staples Retailing - 0.5%
	Wal-Mart Stores, Inc.
200,000	3.250%, 10/25/2020	215,100

	Media - 0.7%
	Comcast Cable Communications Holdings, Inc.
200,000	9.455%, 11/15/2022	281,515

	Transportation - 0.1%
	The Burlington Northern and Santa Fe Railway Co. 2002-1 Pass Through Trust
37,397	5.943%, 01/15/2022	40,179
	TOTAL CORPORATE BONDS (Cost $1,976,803)	2,000,755

	US GOVERNMENT NOTES/BONDS - 6.2%
	United States Treasury Notes/Bonds
300,000	3.875%, 08/15/2040	391,488
200,000	2.500%, 02/15/2045	206,734
300,000	4.000%, 08/15/2018	318,346
300,000	1.750%, 09/30/2022	307,465
300,000	3.625%, 02/15/2021	331,951
300,000	1.375%, 02/28/2019	303,856
400,000	2.000%, 09/30/2020	414,578
200,000	2.125%, 05/15/2025	209,137
	TOTAL US GOVERNMENT NOTES/BONDS (Cost $2,451,411)	2,483,555

	SHORT TERM INVESTMENTS - 0.5%
	United States Treasury Bills - 0.5%
	United States Treasury Bills
3,000	0.255%, 11/17/2016	2,999
2,000	0.295%, 12/01/2016	1,999
2,000	0.240%, 12/15/2016	1,999
125,000	0.261%, 01/05/2017	124,913
7,000	0.250%, 01/12/2017	6,995
11,000	0.238%, 01/19/2017	10,992
8,000	0.269%, 01/26/2017	7,993
9,000	0.323%, 02/02/2017	8,990
23,000	0.323%, 02/09/2017	22,973
3,000	0.316%, 03/02/2017	2,996
9,000	0.377%, 03/09/2017	8,985
3,000	0.416%, 03/23/2017	2,994
7,000	0.429%, 03/30/2017	6,985
	TOTAL SHORT TERM INVESTMENTS (Cost $211,785)	211,813

	Total Investments (Cost $37,159,406) - 97.2%	38,997,156
	Other Assets in Excess of Liabilities - 2.8%	1,136,469
	TOTAL NET ASSETS - 100.0%	$40,133,625

ADR - American Depositary Receipt
(a) Non-income producing security.
(b)	Foreign Issued Security. The total value of the foreign issued securities is $1,848,342 (4.61% of net assets) at September 30, 2016.
(c)	Restricted Security. The total value of restricted securities is $24,189 (0.06% of net assets) at September 30, 2016.
(d)	Illiquid Security. The total value of illiquid securities is $24,189 (0.06% of net assets) at September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$37,159,406
Gross unrealized appreciation	2,317,388
Gross unrealized depreciation	(479,638)
Net unrealized appreciation	1,837,750

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at September 30, 2016

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
 The investments whose values are based on quoted market prices in an active market, and are therefore classified within Level 1, include active listed domestic equities, including listed REITs and Exchange Traded Funds.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include asset backed securities, investment grade corporate bonds, U.S. government and sovereign obligations, government agency securities, certain mortgage products, and restricted securities.
 Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund's portfolio as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Asset Backed Security	$-	24,189	-	24,189
Common Stocks	30,445,388	-	-	30,445,388
Corporate Bonds	-	2,000,755	-	2,000,755
Exchange Traded Funds	3,372,580	-	-	3,372,580
REITS	458,876	-	-	458,876
US Government Notes/Bonds	-	2,483,555	-	2,483,555
Short-Term Investments	-	211,813	-	211,813
Total**	34,276,844	4,720,312	-	38,997,156

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.
There were no transfers between Level 1, Level 2 and Level 3 the period ended September 30, 2016 for the Fund, as compared to their classification from the prior annual report. Transfers between levels are recognized as of the end of the period in which the transfer occurs.

The Fund does not maintain any positions in derivative instruments, and did not engage in derivative activities during the period ended September 30, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By  /s/ Amoy Van Lowe
      Amoy Van Lowe, President & Treasurer

Date  November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Amoy Van Lowe
      Amoy Van Lowe, President & Treasurer

Date  November 11, 2016